Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

7.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the financial statements and determined that there are no material subsequent events to disclose in these financial statements other than the following:

(a)	On July 10, 2013, the Company issued 680,000 shares of common stock to a company controlled by the President of the Company to settle related party debt of $170,000.

(b)	On July 10, 2013, the Company issued 554,000 shares of common stock to a company controlled by the Chief Financial Officer of the Company to settle related party debt of $138,500.

8.	Subsequent Events

The Company has evaluated subsequent events through the date of issuance of the financial statements and determined that there are no material subsequent events to disclose in these financial statements.